SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

Pre-Effective Amendment No.
                                                                      [ ]

Post-Effective Amendment No.   1  (File No. 333-32324)                [X]
                              ---

AXP GROWTH SERIES, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

It is proposed that this filing will become effective (check appropriate box)
     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32324 filed on or about April 17, 2000.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32324 filed on or about April 17, 2000.

PART C.    OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.   Exhibits.

(1)      Articles of Incorporation, as amended November 10, 1988, filed as
         Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(2)      By-laws,   as  amended  January  12,  1989,   filed  as  Exhibit  2  to
         Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(3)      Voting Trust Agreement:   Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically as Exhibit 1 to Part A of Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32324, filed on or about April 17, 2000, is incorporated by reference.

(5) Stock certificate, filed as Exhibit No. 3 to Registrant's Amendment No. 1 to Registration Statement No. 2-38355, dated Feb. 2, 1971, is incorporated by reference.

(6)(a) Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference. The Agreement was assumed by the Portfolio when IDS Growth Fund adopted the master/feeder structure.

(6)(b) Investment Management Services Agreement between Growth Trust, on behalf of Aggressive Growth Portfolio, and American Express Financial Corporation, dated July 1, 1999, filed as Exhibit(d)(2) to Registrant's Post-Effective Amendment No. 63 to Registration Statement No. 2-38355, is incorporated by reference.

(7)(a) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
         Exhibit 6 to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(7)(b)   Distribution  Agreement  between  Registrant,  on  behalf  of  the  IDS
         Research Opportunities Fund and American Express Financial Advisors Inc., dated August 19, 1996, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement, dated March 20, 1995, between IDS Growth Fund, Inc. and American Express Trust Company executed on
         May 13, 1996, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 60 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(c) Custodian Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, dated
         August 19, 1996, filed electronically as Exhibit No. 8 to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(d) Addendum to the Custodian Agreement, dated August 19, 1996, between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(e) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(9)(f) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between Registrant on behalf of its underlying series funds and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36, file No.2-72174 filed on or about July 30, 1999.

(10)(b) Rule 18f-3 Plan dated April 1999 is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(12)     Tax Opinion is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(b) Administrative Services Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(e) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(c) Agreement and Declaration of Unitholders between IDS Growth Fund, Inc. and Strategist Growth Fund, Inc., dated May 13, 1996, filed electronically as Exhibit 9(f) to Post-Effective Amendment No. 61 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(d) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed as Exhibit 9(c) to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(e) License Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(c) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(f) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(g) Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to Post-Effective Amendment No. 33 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(h) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.s' Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(i) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, filed as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 63 to Registration Statement No. 2-38355, is incorporated by reference.

(14)     Independent  Auditors' Consent is incorporated by reference to Exhibit
         (14) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-32324 filed on or about April 17, 2000.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(c) Trustee's Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(17)(a)  Code  of  Ethics adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17.  Undertakings

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, AXP Growth Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

AXP GROWTH SERIES, INC.


By /s/   Arne H. Carlson **
         Arne H. Carlson, Chief Executive officer


By /s/   John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                            Capacity


     _______________________                         Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32324, by:



/s/  Leslie L. Ogg
     Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32324, by:


/s/  Leslie L. Ogg
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, GROWTH TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

                                  GROWTH TRUST


                                  By /s/   Arne H. Carlson****
                                           Arne H. Carlson
                                           Chief Executive Officer


                                  By /s/   John M. Knight
                                           John M. Knight
                                           Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                            Capacity


     ___________________________                     Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

***Signed pursuant to Trustees' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32324, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32324, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectus.

Part B.

        The Statement of Additional Information.


Part C.

        Other information.

        Exhibits.

        Undertakings.

The Signatures.